DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (FY)	12 Months Ended
Dec. 31, 2018
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4:-   DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
IFRS 16, “Leases”:
In January 2016, the IASB issued IFRS 16, “Leases” (“the new Lease Standard”). According to the new Lease Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.
The effects of the adoption of the new Lease Standard are as follows:

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According to the new Lease Standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, “Leases”. Lessees will also recognize interest expense and depreciation expense separately.

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Variable lease payments that are not dependent on changes in the Consumer Price Index (“CPI”) or interest rates, but are based on performance or use are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

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In the event of a change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and record the effect of the remeasurement as an adjustment to the carrying amount of the right-of-use asset.

•	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.
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The new Lease Standard includes two exceptions which allow lessees to account for leases based on the existing accounting treatment for operating leases - leases for which the underlying asset is of low financial value and short-term leases (up to one year).

The new Lease Standard is effective for annual periods beginning on or after January 1, 2019.
The Company will apply the modified retrospective approach upon the initial adoption of the new Lease Standard by measuring the right-of-use asset at an amount equal to the lease liability, as measured on the transition date.
The Company has a number of lease contracts, mainly leases of an office building and a production plant (see also Note 9). In assessing the impact of the new Lease Standard on the financial statements, the Company evaluated the following matters:
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Options to extend the lease - according to the new Lease Standard, the non-cancellable period of a lease includes periods that are covered by options to extend the lease if the lessee is reasonably certain to exercise the option.

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Separation of lease components - according to the new Lease Standard, all lease components within a contract should be accounted for separately from non-lease components. A lessee is allowed a practical expedient according to which it can elect, by class of underlying asset, not to separate non-lease components from lease components, and instead account for them as a single lease component.

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Incremental interest rate - the Company estimates the incremental interest rate to be used for measuring the lease liability and right-of-use asset on the date of initial adoption of the new Lease Standard, based on the lease term and nature of the leased asset.

The Company estimated that the effect of the initial adoption of the new Lease Standard as of January 1, 2019, is expected to result in an increase in the Company’s total assets and liabilities in the amount to $7,523 and no impact on equity.
Moreover, the effect of the initial adoption of the new Lease Standard in 2019 is expected to result in a decrease in the Company’s lease expenses of $1,940 and an increase in the Company’s depreciation and finance expenses of $1,928 and $94, respectively. The total effect of the initial adoption of the new Lease Standard in 2019 is expected to result in a decrease of $12 in operating loss and an increase of $82 in loss before income taxes.